OTHER PAYABLES - Third Parties (Details) - Third Parties	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
OTHER PAYABLES
Professional service fees	¥ 2,211,757	$ 308,749	¥ 1,610,455
Distributors and employees	2,837,272	396,068	586,929
Accrued expenses	523,917	73,136	229,385
Others	581,943	81,236	342,916
Total	¥ 6,154,889	$ 859,189	¥ 2,769,685